Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw materials	$ 1,585.8	$ 956.2
Work in progress	71.2	71.5
Finished goods	40.0	63.8
Current inventories	$ 1,697.0	$ 1,091.5